SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.     SUBSEQUENT EVENTS

In March 25, 2019, the Group entered into definitive agreements relating to a business realignment with CreditEase, the controlling shareholder of the Group, to better serve its investors and borrowers. Pursuant to the definitive agreements, the Group will assume certain business operations, including online wealth management targeting the mass affluent, unsecured and secured consumer lending, financial leasing, SME lending, and other related services or businesses (the “Target Businesses”) from CreditEase and its affiliates, for a total consideration of 106,917,947 newly issued ordinary shares of the Group and RMB889 million cash, as may be adjusted in accordance with the pre-agreed mechanism, at the transaction closing. Ning Tang, the executive chairman of the Group, who is also the founder, chairman and CEO of CreditEase, will assume the Chief Executive Officer role of the Group upon the closing of the transactions. CreditEase has also agreed not to compete with the Group and to provide business consulting and other support and license certain intellectual properties to the Group. The transactions contemplated under the definitive agreements are subject to certain closing conditions. It is expected that the Target Businesses will be consolidated into the Group’s consolidated financial statements prior to the closing of the transactions once controls are transferred to the Group.